Other non-current Financial liabilities	12 Months Ended
Mar. 31, 2026
Other non-current financial liabilities
Other non-current financial liabilities	21. Other non-current financial liabilities
	March 31, 2026	March 31, 2025
6% Compulsorily convertible debentures (Refer Note 18A)	4,000	-
Security deposit	30	52
	4,030	52